Document and Entity Information	12 Months Ended
Jan. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2012
Registrant Name	WisdomTree Trust
Central Index Key	0001350487
Amendment Flag	false
Document Creation Date	Dec. 28, 2012
Document Effective Date	Jan. 01, 2013
Prospectus Date	Jan. 01, 2013